Foreclosed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Foreclosed Assets	Foreclosed assets at year-end were as follows:

	2012	2011
Commercial	$—	$—
Commercial real estate	1,525	3,509

Subtotal	1,525	3,509
Valuation allowance	—	(1,139)

Total	$1,525	$2,370

Activity in Valuation Allowance

Activity in the valuation allowance was as follows:

	2012	2011	2010
Beginning of year	$1,139	$—	$—
Additions charged to expense	962	1,139	—
Direct write-downs	(2,101)	—	—

End of year	$—	$1,139	$—

Expenses Related to Foreclosed Assets

Expenses related to foreclosed assets include:

	2012	2011	2010
Net loss (gain) on sales	$(338)	$(7)	$—
Provision for unrealized losses	962	1,139	—
Operating expenses, net of rental income	28	55	4

	$652	$1,187	$4